UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13-F
FORM 13-F COVER PAGE


Report for the Quarter Ended: 12-31-2002
Palladium Capital Management
5075 Westheimer, Suite 1150-West
Houston, Texas 77056

Joslyn Berndt Dobson
Managing Partner
713.629.9634


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	60
Form 13F Information Table Value Total:	164,012.6

Palladium Capital Management
Form 13F
31-Dec-02



Palladium Capital Management,,,,,,,,,,,
Form 13F,,,,,,,,,,,
31-Dec-02,,,,,,,,,,,
,,,,,,,,,,Voting Authority,
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Iss,cl,Cu,"Val($1,000)",ShPrnAmt,Sh/Prn,Put/Call,Disc,OthMgr,Sole,Shd,No
3M Company,com,88579y101,2364.40,19176,SH,-,Sole,-,19176,-,-
Abbott Laboratories,com,002824100,1880.12,47003,SH,-,Sole,-,47003,-,-
American Express Co.,com,025816109,1369.74,38748,SH,-,Sole,-,38748,-,-
American International Group,com,026874107,4913.66,84938,SH,-,Sole,-,84938,-,-
Avon Products,com,054303102,1646.32,30561,SH,-,Sole,-,30561,-,-
Bank of America,com,060505104,3632.60,52215,SH,-,Sole,-,52215,-,-
BellSouth Corp.,com,079860102,999.10,38620,SH,-,Sole,-,38620,-,-
Centerpoint Energy,com,15189t107,7.65,900,SH,-,Sole,-,900,-,-
ChevronTexaco Corp,com,166764100,2247.29,33804,SH,-,Sole,-,33804,-,-
Cisco Systems Inc,com,17275r102,2320.98,177174,SH,-,Sole,-,177174,-,-
Citigroup Inc.,com,172967101,4253.77,120879.99,SH,-,Sole,-,120879.99,-,-
Coca Cola Co,com,191216100,1459.96,33302,SH,-,Sole,-,33302,-,-
Costco Wholesale Corp.,com,22160k105,960.02,34213,SH,-,Sole,-,34213,-,-
Dell Computer Corp,com,247025109,1915.97,71652,SH,-,Sole,-,71652,-,-
Diamond Offshore Drilling,com,220529721,1.09,50,SH,-,Sole,-,50,-,-
Dril-Quip,com,262037104,50398.25,2982145,SH,-,Sole,-,2982145,-,-
Du Pont (E.I.) De Nemours,com,263534109,1331.66,31407,SH,-,Sole,-,31407,-,-
Exxon Mobil Corp.,com,30231g102,3729.60,106743,SH,-,Sole,-,106743,-,-
Fannie Mae,com,313586109,2473.42,38449,SH,-,Sole,-,38449,-,-
Fifth Third Bancorp,com,316773100,2556.64,43666,SH,-,Sole,-,43666,-,-
First Data Corp,com,319963104,2503.06,70688,SH,-,Sole,-,70688,-,-
Ford Motor Company,com,345370860,0.01,1.01,SH,-,Sole,-,1.01,-,-
Genentech Inc.,com,368710406,1201.29,36227,SH,-,Sole,-,36227,-,-
General Dynamics Corp,com,369550108,1391.99,17538,SH,-,Sole,-,17538,-,-
General Electric Co,com,369604103,4478.09,183905,SH,-,Sole,-,183905,-,-
General Growth PPYTS Inc.,com,370021107,104.00,2000,SH,-,Sole,-,2000,-,-
GlobalSantaFe Corp,com,28584668,142.25,5849,SH,-,Sole,-,5849,-,-
Goldman Sachs Group Inc.,com,38141g104,1086.20,15950,SH,-,Sole,-,15950,-,-
Home Depot Inc,com,437076102,3042.08,126648,SH,-,Sole,-,126648,-,-
Intel Corp.,com,458140100,2242.08,144000,SH,-,Sole,-,144000,-,-
Intl Business Machines Corp,com,459200101,2043.68,26370,SH,-,Sole,-,26370,-,-
Johnson & Johnson,com,478160104,3675.97,68441,SH,-,Sole,-,68441,-,-
Kohls Corp,com,500255104,0.11,2,SH,-,Sole,-,2,-,-
Kraft Foods Inc-A,com,50075n104,1044.76,26837,SH,-,Sole,-,26837,-,-
Marsh & McLennan,com,571748102,2745.89,59422,SH,-,Sole,-,59422,-,-
McDonald's Corp,com,580135101,883.23,54927,SH,-,Sole,-,54927,-,-
"McGraw-Hill Companies, Inc",com,580645109,2615.24,43270,SH,-,Sole,-,43270,-,-
"Medtronic, Inc.",com,585055106,1747.21,38316,SH,-,Sole,-,38316,-,-
Merck & Co. Inc,com,589331107,1278.65,22587,SH,-,Sole,-,22587,-,-
Microsoft Corp,com,594918104,5495.04,106287,SH,-,Sole,-,106287,-,-
Northrop Grumman Corp,com,666807102,955.55,9851,SH,-,Sole,-,9851,-,-
Oracle,com,68389x105,929.76,86089,SH,-,Sole,-,86089,-,-
Pepsico Inc.,com,713448108,1591.06,37685,SH,-,Sole,-,37685,-,-
"Pfizer, Inc.",com,717081103,4602.22,150547,SH,-,Sole,-,150547,-,-
Praxair Inc.,com,74005p104,1356.09,23474,SH,-,Sole,-,23474,-,-
Proctor & Gamble Co,com,742718109,1735.82,20198,SH,-,Sole,-,20198,-,-
Reliant Resources Inc.,com,75952B105,2.27,708,SH,-,Sole,-,708,-,-
Royal Dutch Petro - NY Shares,com,780257804,1227.23,27879,SH,-,Sole,-,27879,-,-
SBC Communications Inc,com,78387g103,2471.18,91154,SH,-,Sole,-,91154,-,-
St. Jude Medical Inc.,com,790849103,301.87,7600,SH,-,Sole,-,7600,-,-
Target Corp,com,87612e106,2008.71,66957,SH,-,Sole,-,66957,-,-
Texas Instruments Inc.,com,882508104,1468.20,97815,SH,-,Sole,-,97815,-,-
United Parcel Service,com,911312106,1169.69,18543,SH,-,Sole,-,18543,-,-
Unitedhealth Group Inc,com,91324p102,1814.62,21732,SH,-,Sole,-,21732,-,-
Verizon Communications,com,92343v104,1402.75,36200,SH,-,Sole,-,36200,-,-
Viacom Inc - CL B,com,925524308,2557.36,62742,SH,-,Sole,-,62742,-,-
Wal-Mart Stores Inc.,com,931142103,4453.06,88162,SH,-,Sole,-,88162,-,-
Walgreen Co,com,931422109,968.96,33195,SH,-,Sole,-,33195,-,-
Wells Fargo,com,949746101,3875.26,82681,SH,-,Sole,-,82681,-,-
Wyeth,com,983024100,937.81,25075,SH,-,Sole,-,25075,-,-

Sum,60 Data Rec,,"164,012.55",,,0 Oth Mgrs On Whose Behalf Report Is Filed,,,,,